Cover	Oct. 16, 2026
Entity Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 16, 2026
Entity File Number	001-37665
Entity Registrant Name	HERTZ GLOBAL HOLDINGS, INC.
Entity Central Index Key	0001657853
Entity Tax Identification Number	61-1770902
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	8501 Williams Road
Entity Address, City or Town	Estero
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33928
City Area Code	239
Local Phone Number	301-7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock Par value $0.01 per share
Trading Symbol	HTZ
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Information [Line Items]
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	HTZWW
Security Exchange Name	NASDAQ
The Hertz Corporation [Member]
Entity Information [Line Items]
Entity File Number	001-07541
Entity Registrant Name	THE HERTZ CORPORATION
Entity Central Index Key	0000047129
Entity Tax Identification Number	13-1938568
Entity Incorporation, State or Country Code	DE